SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Options And Share Warrants [Abstract]
Schedule of Grants of Share Options and Warrants
	Share Options ‘A’ Ordinary Shares	Weighted- average exercise price US$ Per ‘A’ Ordinary Share	Range US$ Per ‘A’ Ordinary Share

Outstanding January 1, 2021	19,485,990	0.79	0.19-4.36
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(758,000)	1.07	0.19-4.21

Outstanding December 31, 2021	18,727,990	0.78	0.19-4.36
	-	-	-
Exercisable December 31, 2021	13,401,322	0.93	0.19-4.36

Outstanding January 1, 2022	18,727,990	0.78	0.19-4.36
Granted	29,400,000	0.27	0.27-0.29
Exercised	(2,733,328)	0.19	0.19-0.19
Expired / Forfeited	(579,990)	1.87	0.69-4.36

Outstanding December 31, 2022	44,814,672	0.47	0.19-2.43

Exercisable December 31, 2022	14,138,004	0.89	0.19-2.43

Outstanding January 1, 2023	44,814,672	0.47	0.19-2.43
Granted	19,600,000	0.14	0.12-0.25
Exercised	(880,000)	0.19	0.19-0.19
Expired / Forfeited	(16,620,000)	0.33	0.27-2.43

Outstanding December 31,2023	46,914,672	0.39	0.12-1.34

Exercisable December 31,2023	19,764,672	0.67	0.19-1.34

In February 2024, the Company adjusted its ADS ratio from 1 ADS: 4 ordinary share to 1 ADS: 20 ordinary shares. The 2023 and 2022 ADS amounts in the below tables reflect this change.

The number and weighted average exercise price of share options per ADS is as follows:

	Share Options ‘ADS’ Equivalent	Weighted- average exercise price US$ Per ‘ADS’	Range US$ Per ‘ADS’

Outstanding January 1, 2021	974,300	15.80	3.80-87.20
Granted
Exercised
Expired / Forfeited	(37,900)	21.40	3.80-84.20

Outstanding December 31, 2021	936,400	15.60	3.80-87.20

Exercisable December 31, 2021	670,066	18.60	3.80-87.20

Outstanding January 1, 2022	936,400	15.60	3.80-87.20
Granted	1,470,000	5.40	5.40-5.80
Exercised	(136,666)	3.80	3.80-3.80
Expired / Forfeited	(29,000)	37.40	13.80-87.20

Outstanding December 31, 2022	2,240,734	9.40	3.80-48.60

Exercisable December 31, 2022	706,900	17.80	3.80-48.60

Outstanding January 1, 2023	2,240,734	9.40	3.80-48.60
Granted	980,000	2.80	2.40-5.00
Exercised	(44,000)	3.80	3.80-3.80
Expired / Forfeited	(831,000)	6.60	5.40-48.60

Outstanding December 31, 2023	2,345,734	7.80	2.40-26.80

Exercisable December 31, 2023	988,234	13.40	3.80-26.80

Schedule of Range of Prices of Stock Options
	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.12-US$0.99	42,266,672	0.28	5.50	15,116,672	0.47	4.16
US$1.00-US$1.74	4,648,000	1.33	0.79	4,648,000	1.33	0.79

	46,914,672			19,764,672

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$2.40-US$19.80	2,113,334	5.64	5.50	755,834	9.32	4.16
US$20.00-US$34.80	232,400	26.54	0.79	232,400	26.54	0.79

	2,345,734			988,234
	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.12-US$0.99	39,546,672	0.35	6.10	8,930,004	0.59	4.05
US$1.00-US$1.74	4,988,000	1.34	1.78	4,928,000	1.34	1.74
US$1.75- US$2.43	280,000	2.43	0.15	280,000	2.43	0.15

	44,814,672			14,138,004

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$2.40-US$19.99	1,977,334	7.00	6.10	446,500	11.80	4.05
US$20.00-US$34.80	249,400	26.80	1.78	246,400	26.80	1.74
US$35.00- US$48.60	14,000	48.60	0.15	14,000	48.60	0.15

	2,240,734			706,900

Schedule of Fair Value of the Options Vesting Period

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Share-based payments – cost of sales	-	-	5
Share-based payments – selling, general and administrative	2,069	1,755	1,095

Total – continuing operations	2,069	1,755	1,100
Share-based payments – discontinued operations	-	-	-

Total	2,069	1,755	1,100

Schedule of Assumption Determining Fair Value of Share Options
	Key management personnel		Key management personnel		Key management personnel
	2023		2022		2021
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	$	US0.50 / (US$10.04	$	US0.19 / (US$3.80	-/ -

Total ‘A’ share options granted / (ADS’s equivalent)		19,600,000/ (980,000)		29,400,000 / (1,470,000)	-/ -

Weighted average share price per ‘A’ share / (per ADS)	$	US0.14/ (US$2.80)	$	US0.27 / (US$5.40)	-/ -

Weighted average exercise price per ‘A’ share / (per ADS)	$	US0.14 / (US$2.80)	$	US0.27 / (US$5.40)	-/ -

Weighted average expected volatility		40.21%		76.79%	-

Weighted average expected life		7		6.82	-

Weighted average risk-free interest rate		4.13%		3.59%	-